Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	0000811030
Amendment Flag	false
Document Creation Date	Jun. 30, 2015
Document Effective Date	Jun. 30, 2015
Prospectus Date	Jun. 30, 2015
Osterweis Fund | Investor Class
Prospectus:
Trading Symbol	OSTFX
Osterweis Strategic Income Fund | Investor Class
Prospectus:
Trading Symbol	OSTIX
Osterweis Strategic Investment Fund | Investor Class
Prospectus:
Trading Symbol	OSTVX
Osterweis Institutional Equity Fund | Investor Class
Prospectus:
Trading Symbol	OSTEX